Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 9:- EQUITY

Reverse Share Split

On August 18, 2023, the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1. Following the implementation of the Reverse Split, the Company’s authorized share capital was not adjusted under the Company’s Articles, which as of the date of these financial statements consisted of 75,000,000 ordinary shares, no par value.

On September 14, 2023, the Company’s Board resolved that the final ratio for the Reverse Split will be 26:1, which became effective on September 28, 2023.

a.	Composition of share capital as of June 30, 2024, June 30, 2023, and December 31, 2023:

	June 30, 2024		December 31, 2023		June 30, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares, no par value	75,000,000	3,586,104	75,000,000	706,683	75,000,000	282,782

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2024	706,683

Issuance of share capital – in respect of Standby Equity Purchase Agreement (Note 6j)	980,452

Shares issued to consultants (Note 6e)	5,869

Issuance of share in respect of exercise of pre-funded October 2023 Warrants (Note 6i)	1,893,100

Balance at June 30, 2024	3,586,104
c.	Rights attached to shares:

Voting rights at shareholders meetings, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Additional issuance of ordinary shares:

On February 26, 2024, the Company issued a consultant 3,465 ordinary shares in respect of services rendered in the amount of $10.

On April 9, 2024, the Company issued 2,404 ordinary shares to two consultants in respect of services rendered in the amount of $7.

f.	March 2021 Financing Round

On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 44,331 units, as follows: (a) 35,242 units at a price of $183,82 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the “March 2021 Warrants) to purchase half the number of units, and (b) 9,089 pre-funded units at a price of $183.794 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.

The Series A Warrants have an exercise price of $183.82 per ordinary share and the Series B Warrants have an exercise price of $275.60 per ordinary share). Both were exercisable upon issuance and will expire five years from the date of issuance.

The March 2021 Warrants are classified as issued warrants in the Company’s equity.

During the six-month period ended June 30, 2024, and the year ended December 31, 2023, there were no exercises of the 2021 Series A Warrants.

g.	June 2022 Financing Round (see also note 8)

On June 1, 2022, the Company completed the June 2022 Private Placement with an investor for gross proceeds of $10,210, providing for the issuance of an aggregate of 136,388 units and pre-funded units, as follows: (a) 12,884 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.294 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $68.38 per ordinary share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

The June 2022 Warrants are classified as current warrant liability in the Company’s balance sheet, as they are exercisable at any given time.

During the six-month period ended June 30, 2024, and the year ended December 31, 2023, there were no exercises of the June 2022 Warrants.

h.	August 2023 Financing Round

On August 14, 2023, the Company closed an underwritten public offering (the “2023 Public Offering”) of 212,500 ordinary shares, at a purchase price of $5.20 per ordinary share, and pre-funded warrants to purchase up to 37,500 ordinary shares at a purchase price of $5.174 per pre-funded warrant, for aggregate gross proceeds of approximately $1,300, pursuant to an underwriting agreement between the Company and Aegis Capital Corp, the underwriter in the 2023 Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 37,500 ordinary shares solely to cover over-allotments. This 45-day option was not exercised.

i.	October 2023 Financing Round

On October 13, 2023, the Company announced the closing of a private placement with an institutional investor with gross cash proceeds to the Company of approximately $5,026, before deducting fees related to the placement agent and other offering expenses payable by the Company.

In connection with the private placement, the Company issued an aggregate of 1,930,108 units, each unit consisting of two pre-funded warrants (the “October 2023 Warrants”). The October 2023 Warrants have an exercise price of $0.001, are immediately exercisable upon issuance and have a term of five years from the date of issuance.

During the six-month period ended June 30, 2024, 1,893,100 ordinary shares were issued in respect to the exercise of 1,893,100 October 2023 Warrants.

During the period between July 1, 2024, and through to the date of this report, 1,784,211 ordinary shares were issued in respect to the exercise of 1,784,211 October 2023 Warrants. As of the date of these financial statements, there are no outstanding October 2023 Warrants.

j.	January 2024 Standby Equity Purchase Agreement

On January 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), as amended on February 26, 2024, with YA II PN, LTD. (“YA”), which provided for the sale of up to $20,000 of the Company’s Ordinary Shares (the “Advance Shares”). As of June 30, 2024, of the $20,000 eligible to be sold pursuant to the SEPA (the “Commitment Amount”), the Company has sold 925,159 ordinary shares. The Advance Shares to be purchased or purchased by YA pursuant to the SEPA are for a share price equal to 97% of the market price, which is defined as the lowest daily volume weighted average price of the Ordinary Shares during the three consecutive trading days commencing on the trading day immediately following the delivery of an advance notice to YA.

In connection with the SEPA, the Company may request pre-paid advances of the Commitment Amount, in an amount up to $5,000 (each a “Pre-Paid Advance”). Each Pre-Paid Advance will be evidenced by a promissory note (each a “Promissory Note”). Each Promissory Note will fully mature 24 months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 5% per annum, increasing to 18% per annum upon an Event of Default (as defined in the Promissory Note). Beginning 150 days after the issuance of a Promissory Note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the Promissory Note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to the Company under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. The Promissory Note contains the Company’s customary representations and warranties and events of default.

In addition, pursuant to the SEPA, the Company issued to YA an aggregate of 55,293 of its Ordinary Shares in satisfaction of payment of the commitment fee of $200.

YA will pay all brokerage fees and commissions and similar expenses in connection with the offer and sale of Ordinary Shares by YA pursuant to the SEPA. The Company will pay the expenses (except brokerage fees and commissions and similar expenses) incurred and register pursuant to the Securities Act of 1933, as amended, the offer and sale of the Ordinary Shares pursuant to the SEPA by YA. See also note 11b.

NOTE 18:-	EQUITY

a.	Composition of share capital:

	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	706,683	75,000,000	261,494

Reverse Share Splits

On September 15, 2022, the Company convened an annual general meeting of its shareholders, whereby the shareholders approved to increase the Company’s share capital to 75,000,000 ordinary shares with no par value.

On August 18, 2023, the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1 (the “Third Reverse Split”). Following the implementation of the Third Reverse Split, the Company’s authorized share capital was adjusted under the Company’s Articles, which as of the date hereof consists of 75,000,000 ordinary shares, no par value.

On September 14, 2023, the Company’s Board resolved that the final ratio for the Third Reverse Split will be 26:1, which became effective on September 28, 2023.

Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2023	261,494

Issuance of share capital – in respect of investment in affiliate (Note 18f)	13,858

Share issued to a consultant (Note 19(a)(5))	7,942

Issuance of share capital – in respect of shelf prospectus	296

Issuance of share capital – in respect of August 2023 financing round (Note 18i)	237,500

Issuance of share capital – in respect of rounding errors	2,688

Issuance of share capital – in respect of October 2023 financing round (Note 18j)	182,905

Balance at December 31, 2023	706,683
c.	Rights attached to shares:

Voting rights at the shareholders meeting, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Additional issuance of ordinary shares:

On August 2, 2022, the Company issued a consultant 923 ordinary shares in respect of services rendered.

On November 1, 2022, the Company issued a consultant 1,423 ordinary shares in respect of services rendered.

On March 22, 2023, the Company issued 13,858 ordinary shares in respect of the stock purchase agreement entered into by and among Jeffs’ Brands and Jeffs’ Brands Holdings Inc. (“NewCo”) (see also note 25a)

f.	March 2021 Financing Round

On March 4, 2021, the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 44,332 units, as follows: (a) 35,243 units at a price of $183.82 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 9,089 pre-funded units at a price of $183.79 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.

The 2021 Series A Warrants have an exercise price of $183.82 per ordinary share and the 2021 Series B Warrants have an exercise price of $275.60 per ordinary share). Both were exercisable upon issuance and will expire five years from the date of issuance.

During the year ended December 31, 2021, the Company issued 4,929 ordinary shares in respect of the exercise of 385 2021 Series A Warrants and the exercise of 4,544 of pre-funded warrants.

During the year ended December 31, 2022, the Company issued 3,846 ordinary shares in respect of the exercise of 3,846 pre-funded warrants.

g.	June 2022 Financing Round

On June 1, 2022, the Company completed a private offering with an investor for gross proceeds of $10,210(the “June 2022 Financing Round”), providing for the issuance of an aggregate of 136,388 units and pre-funded units, as follows: (a) 12,885 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.29 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $68.38 per ordinary share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2023	December 31, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.872	3.97
Underlying share price ($)	4.88	19.656
Exercise price ($)	68.38	68.38
Warrants fair value ($)	192	2,396

During the year ended December 31, 2022, the Company issued 123,504 ordinary shares in respect of the exercise of 123,504 pre-funded warrants.

h.	August 2023 Financing Round

On August 14, 2023, the Company closed an underwritten public offering (the “2023 Public Offering”) of 212,500 ordinary shares, at a purchase price of $5.20 per ordinary share and pre-funded warrants to purchase up to 37,500 ordinary shares at a purchase price of $5.174 per pre-funded warrant, for aggregate gross proceeds of approximately $1,300, pursuant to an underwriting agreement between the Company and Aegis Capital Corp (“Aegis”), the underwriter in the 2023 Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 37,500 ordinary shares solely to cover over-allotments, if any, at the share price of the 2023 Public Offering less underwriting discounts and commissions.

i.	October 2023 Financing Round

On October 13, 2023, the Company announced the closing of a private placement with an institutional investor with gross cash proceeds to the Company of approximately $5,026, before deducting fees to the placement agent and other offering expenses payable by the Company.

In connection with the private placement, the Company issued an aggregate of 1,930,108 units, each unit consisting of two pre-funded warrants, or Pre-Funded Warrants. The Pre-Funded Warrants have an exercise price of $0.001, are immediately exercisable upon issuance and have a term of five years from the date of issuance.